Label	Element	Value
PACE Large Co Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

PACE® Large Co Value Equity Investments

PACE® International Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Risk/Return [Heading]	rr_RiskReturnHeading	PACE Large Co Value Equity Investments
Strategy [Heading]	rr_StrategyHeading	The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by adding the following as the final paragraph of that section:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Los Angeles Capital employs a "long/short" or "130/30" equity strategy. Los Angeles Capital buys securities "long" that it believes will outperform the market or decrease portfolio risk, and sells securities "short" that it believes will underperform the market. When Los Angeles Capital sells a security short, it may invest the proceeds from that sale in additional securities. (For example, if Los Angeles Capital were responsible for $100 of fund assets, it may take traditional long positions in equity securities with the full $100, borrow and sell short $30 of equity securities, and also invest long the $30 received upon the initial short sale, resulting in long/short equity exposure, as percentages of its assets, of "130/30".) Los Angeles Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of equity securities and, through the use of statistical tools, estimates expected returns based on each security's risk characteristics and the expected return to each characteristic in the current market environment. Security weights, both long and short, are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. Los Angeles Capital seeks to generate incremental investment returns above the fund's benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it will sell or short sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company's merits. Los Angeles Capital closely monitors its short positions and borrowing costs.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" on page 33 of each of the Multi-Class Prospectus and Class P Prospectus is revised by inserting the following right before the final sentence of the first paragraph:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Los Angeles Capital assumed day-to-day management of a separate portion of the fund's assets on September 11, 2013.